Exhibit 99.1

Volkswagen Auto Lease Trust 2013-A MONTHLY SERVICER CERTIFICATE For the collection period ended 07-26-2014	PAGE 1

A.	DATES				Begin	End	# days
1	Determination Date					8/18/2014
2	Payment Date					8/20/2014
3	Collection Period				6/29/2014	7/26/2014	28
4	Monthly Interest Period-Actual				7/21/2014	8/19/2014	30
5	Monthly Interest-Scheduled						30

B.	SUMMARY
		Principal Payment
		Initial Balance	Beginning Balance	1st Priority	Regular	Ending Balance	Note Factor
6	Class A-1 Notes	220,000,000.00	—	—	—	—	—
7	Class A-2-A Fixed Notes	225,000,000.00	137,531,881.78	—	16,553,996.30	120,977,885.48	0.5376795
8	Class A-2-B Floating Notes	370,000,000.00	226,163,538.93	—	27,222,127.26	198,941,411.67	0.5376795
9	Class A-3 Notes	350,000,000.00	350,000,000.00	—	—	350,000,000.00	1.0000000
10	Class A-4 Notes	85,000,000.00	85,000,000.00	—	—	85,000,000.00	1.0000000

10	Equals: Total Securities	$1,250,000,000.00	$798,695,420.71	$—	$43,776,123.56	$754,919,297.15

11	Overcollateralization	224,969,190.96	247,057,339.49			247,057,339.49

12	Total Securitization Value	$1,474,969,190.96	$1,045,752,760.20			$1,001,976,636.64

13	NPV Lease Payments Receivable	590,265,127.79	274,945,747.01			253,779,753.41
14	NPV Base Residual	884,704,063.17	770,807,013.19			748,196,883.23

			Interest Pmt Due	Per $1000	Principal & Interest	Per $1000
		Coupon Rate		Face Amount	Payment Due	Face Amount
15	Class A-1 Notes	0.23000%	—	—	—	—
16	Class A-2-A Fixed Notes	0.63000%	72,204.24	0.3209077	16,626,200.54	73.8942246
17	Class A-2-B Floating Notes	0.40620%	76,556.36	0.2069091	27,298,683.62	73.7802260
18	Class A-3 Notes	0.84000%	245,000.00	0.7000000	245,000.00	0.7000000
19	Class A-4 Notes	1.07000%	75,791.67	0.8916667	75,791.67	0.8916667

	Equals: Total Securities		469,552.27		44,245,675.83

C.	COLLECTIONS AND AVAILABLE FUNDS
19	Lease Payments Received					18,367,480.32
20	Pull Ahead Waived Payments					153,699.83
21	Sales Proceeds - Early Terminations					23,914,101.47
22	Sales Proceeds - Scheduled Terminations					10,351,233.24
23	Security Deposits for Terminated Accounts					16,050.00
24	Excess Wear and Tear Received					62,881.15
25	Excess Mileage Charges Received					89,124.89
26	Other Recoveries Received					7,010.28

27	Subtotal: Total Collections					52,961,581.18

28	Repurchase Payments					—
29	Postmaturity Term Extension					—
30	Investment Earnings on Collection Account					1,950.78

31	Total Available Funds, prior to Servicer Advances					52,963,531.96

32	Servicer Advance					—

33	Total Available Funds					52,963,531.96

34	Reserve Account Draw					—

35	Available for Distribution					52,963,531.96

Volkswagen Auto Lease Trust 2013-A MONTHLY SERVICER CERTIFICATE For the collection period ended 07-26-2014	PAGE 2

D. DISTRIBUTIONS
36	Payment Date Advance Reimbursement (Item 80)		—
37	Servicing Fee (Servicing and Administrative Fees paid pro rata):
38	Servicing Fee Shortfall from Prior Periods		—
39	Servicing Fee Due in Current Period		871,460.63
40	Servicing Fee Shortfall		—
41	Administration Fee (Servicing and Administrative Fees paid pro rata):
42	Administration Fee Shortfall from Prior Periods		—
43	Administration Fee Due in Current Period		5,000.00
44	Administration Fee Shortfall		—
45	Interest Paid to Noteholders		469,552.27
46	First Priority Principal Distribution Amount		—
47	Amount Paid to Reserve Account to Reach Specified Balance		—
48	Subtotal: Remaining Available Funds	51,617,519.06
49	Regular Principal Distribution Amount	43,776,123.56
50	Regular Principal Paid to Noteholders (lesser of Item 48 and Item 49)		43,776,123.56
51	Other Amounts paid to Trustees		—

52	Remaining Available Funds		7,841,395.50

E. CALCULATIONS
53	Calculation of First Priority Principal Distribution Amount:
54	Outstanding Principal Amount of the Notes (Beg. of Collection Period)		798,695,420.71
55	Less: Aggregate Securitization Value (End of Collection Period)		(1,001,976,636.64)

56	First Priority Principal Distribution Amount (not less than zero)		—

57	Calculation of Regular Principal Distribution Amount:
58	Outstanding Principal Amount of the Notes (Beg. of Collection Period)		798,695,420.71
59	Less: First Priority Principal Distribution Amount		—
60	Less: Targeted Note Balance		(754,919,297.15)

61	Regular Principal Distribution Amount (not less than zero)		43,776,123.56

62	Calculation of Targeted Note Balance:
63	Aggregate Securitization Value (End of Collection Period)		1,001,976,636.64
64	Less: Targeted Overcollateralization Amount (16.75% of Initial Securitization Value)		(247,057,339.49)

65	Targeted Note Balance		754,919,297.15

66	Calculation of Servicer Advance:
67	Available Funds, prior to Servicer Advances (Item 31)		52,963,531.96
68	Less: Payment Date Advance Reimbursement (Item 80)		—
69	Less: Servicing Fees Paid (Items 38, 39 amd 40)		871,460.63
70	Less: Administration Fees Paid (Item 42, 43 and 44)		5,000.00
71	Less: Interest Paid to Noteholders (Item 45)		469,552.27
72	Less: 1st Priority Principal Distribution (Item 56)		—

73	Equals: Remaining Available Funds before Servicer Advance (If<0, Available Funds Shortfall)		51,617,519.06
74	Monthly Lease Payments Due on Included Units but not received (N/A if Item 73>0)		N/A

75	Servicer Advance (If Item 73>0, lesser of Item 74 and absolute value of Item 73, else 0)		—

76	Total Available Funds after Servicer (Item 73 plus Item 74)		51,617,519.06

77	Reserve Account Draw Amount (If Item 76 is <0, Lesser of the Reserve Account Balance and Item 76)		—

78	Reconciliation of Servicer Advance:
79	Beginning Balance of Servicer Advance		—
80	Payment Date Advance Reimbursement		—
81	Additional Payment Advances for current period		—

82	Ending Balance of Payment Advance		—

Volkswagen Auto Lease Trust 2013-A MONTHLY SERVICER CERTIFICATE For the collection period ended 07-26-2014	PAGE 3

F.	RESERVE ACCOUNT
83	Reserve Account Balances:
84	Targeted Reserve Account Balance				7,374,845.95
85	Initial Reserve Account Balance				7,374,845.95
86	Beginning Reserve Account Balance				7,374,845.95
87	Plus: Net Investment Income for the Collection Period				187.87

88	Subtotal: Reserve Fund Available for Distribution				7,375,033.82
89	Plus: Deposit of Excess Available Funds to reach Specified Balance (Item 47)				—
90	Less: Reserve Account Draw Amount (Item 77)				—

91	Subtotal: Reserve Account Balance				7,375,033.82
92	Less: Excess Reserve Account Funds to Transferor (If Item 91 > Item 84)				187.87

93	Equals: Ending Reserve Account Balance				7,374,845.95

94	Change in Reserve Account Balance from Immediately Preceding Payment Date				—

95	Current Period Net Residual Losses:			Units	Amounts
96	Aggregate Securitization Value for Scheduled Terminated Units			612	9,673,666.36
97	Less: Aggregate Sales Proceeds and Other Collections for Current Month Scheduled Terminated Units				(10,382,130.55)
98	Less: Aggregate Sales Proceeds & Recoveries for Prior Month Scheduled Terminated Units				17,653.19
99	Less: Excess Wear and Tear Received				(62,881.15)
100	Less: Excess Mileage Received				(89,124.89)

101	Current Period Net Residual Losses/(Gains)			612	(842,817.04)

102	Cumulative Net Residual Losses:
103	Beginning Cumulative Net Residual Losses			1,670	(2,695,796.25)
104	Current Period Net Residual Losses (Item 101)			612	(842,817.04)

105	Ending Cumulative Net Residual Losses			2,282	(3,538,613.29)

106	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value				-0.24%

G.	POOL STATISTICS
107	Collateral Pool Balance Data			Initial	Current
108	Aggregate Securitization Value			1,474,969,191	1,001,976,637
109	Aggregate Base Residual Value			1,026,754,815	810,925,160
110	Number of Current Contracts			65,841	52,363
111	Weighted Average Lease Rate			2.61%	2.45%
112	Average Remaining Term			25.8	13.5
113	Average Original Term			38.9	38.9
114	Proportion of Base Prepayment Assumption Realized				156.31%
115	Actual Monthly Prepayment Speed				1.38%
116	Turn-in Ratio on Scheduled Terminations				90.20%

		Sales Proceeds	Units	Book Amount	Securitization Value
117	Pool Balance - Beginning of Period		54,142	1,175,817,674	1,045,752,760
118	Depreciation/Payments			(17,953,623)	(12,246,146)
119	Gross Credit Losses		(16)	(300,386)	(306,646)
120	Early Terminations - Regular		(902)	(20,627,310)	(18,784,388)
121	Early Terminations - Lease Pull Aheads		(250)	(3,120,283)	(2,765,277)
122	Scheduled Terminations - Purchased by Customer	994,124	(60)	(997,075)	(909,612)
123	Scheduled Terminations - Sold at Auction	1,279,060	(87)	(1,442,495)	(1,323,475)
124	Scheduled Terminations - Purchased by Dealer	8,084,224	(465)	(8,050,342)	(7,440,580)

125	Pool Balance - End of Period		52,362	1,123,326,160	1,001,976,637

126	Delinquencies Aging Profile - End of Period		Units	Securitization Value	Percentage
127	Current		52,034	995,812,118.28	99.38%
128	31 - 90 Days Delinquent		296	5,496,682.03	0.55%
129	91+ Days Delinquent		32	667,836.33	0.07%

130	Total		52,362	1,001,976,636.64	100.00%

Volkswagen Auto Lease Trust 2013-A MONTHLY SERVICER CERTIFICATE For the collection period ended 07-26-2014	PAGE 4

131	Credit Losses:	Units	Amounts
132	Aggregate Securitization Value on charged-off units	16	306,646
133	Aggregate Liquidation Proceeds on charged-off units		(177,172)
134	Aggregate Securitization Value on charged-off units previously categorized as Early Terminations		—
135	Aggregate Liquidation Proceeds on charged-off units previously categorized as Early Terminations		—
136	Recoveries on charged-off units		(7,010)

137	Current Period Aggregate Net Credit Losses/(Gains)	16	122,464

138	Cumulative Net Credit Losses:
139	Beginning Cumulative Net Credit Losses	144	1,054,626
140	Current Period Net Credit Losses (Item 137)	16	122,464

141	Ending Cumulative Net Credit Losses	160	1,177,090

142	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value		0.08%

143	Aging of Scheduled Maturies Not Sold		Units
144	0- 60 Days since Contract Maturity		478
145	61 - 120 Days since Contract Maturity		8
146	121+ Days since Contract Maturity		3

VW CREDIT, INC., as Servicer

Volkswagen Auto Lease Trust 2013-A MONTHLY SERVICER CERTIFICATE For the collection period ended 07-26-2014	PAGE 5

SCHEDULED REDUCTION IN AGGREGATE SECURITIZATION VALUE

Payment Date	Scheduled Reduction (1)
09/20/2014	42,385,052
10/20/2014	38,773,032
11/20/2014	35,800,413
12/20/2014	38,915,642
01/20/2015	55,594,000
02/20/2015	40,698,262
03/20/2015	42,676,268
04/20/2015	51,551,637
05/20/2015	56,626,867
06/20/2015	42,053,191
07/20/2015	39,157,549
08/20/2015	45,421,643
09/20/2015	54,059,139
10/20/2015	53,464,166
11/20/2015	45,897,557
12/20/2015	34,149,490
01/20/2016	27,276,687
02/20/2016	32,794,854
03/20/2016	36,085,323
04/20/2016	35,781,818
05/20/2016	19,535,035
06/20/2016	42,350,574
07/20/2016	42,840,684
08/20/2016	15,174,327
09/20/2016	9,087,494
10/20/2016	7,834,784
11/20/2016	2,821,210
12/20/2016	1,549,899
01/20/2017	1,171,811
02/20/2017	3,109,027
03/20/2017	3,803,636
04/20/2017	3,384,530
05/20/2017	151,036

Total:	1,001,976,637

(1)	This column represents the monthly reduction in the Aggregate Securitization Value, assuming
(a)	each collection period is a calendar month rather than a fiscal month,
(b)	timely receipt of all monthly rental payments and sales proceeds,
(c)	no credit or residual losses and
(d)	no prepayments (including defaults, purchase option excercises or other early lease terminations).

Actual cash flows are likely to vary from these amounts.

Summary of Material Modifications, Extensions or Waivers

None in the current month

Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria

None in the current month

Summary of Material Breaches by the Issuer of Transaction Covenants

None in the current month

Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience

None in the current month